Investment Properties - Summary of Future Minimum Lease Payments of Non-cancellable Operating Lease Agreements (Lessor) (Detail) $ in Thousands	Dec. 31, 2018 TWD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 4,465,827
Not later than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	916,891
Later than 1 year and not later than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	2,391,843
Later than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 1,157,093